Rational Iron Horse Fund

Class A Shares: IRHAX	Class C Shares: IRHCX	Institutional Shares: IRHIX

April 7, 2020

The information in this Supplement amends certain information contained in the Fund’s Summary Prospectus dated May 1, 2019, Prospectus dated May 1, 2019, as revised June 11, 2019, and Statement of Additional Information dated May 1, 2019 (the “SAI”), each as supplemented to date.

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Effective as of April 7, 2020, Van Hulzen Asset Management, LLC (“Van Hulzen”) no longer serves as the investment sub-advisor to Rational Iron Horse Fund (the “Fund”) and Rational Advisors, Inc., the Fund’s investment advisor, has assumed responsibility for the day-to-day management of the Fund’s portfolio. Accordingly, all references to Van Hulzen as the Fund’s current sub-advisor are deleted from the Fund’s Summary Prospectus, Prospectus, and SAI. In addition, the Summary Prospectus, Prospectus, and SAI, as applicable, are amended as follows:

1.	The following amends and restates the discussion of the Fund’s principal investment strategies in the Fund Summary:

Principal Investment Strategies

The Fund's advisor, Rational Advisors, Inc. (the “Advisor”), seeks to achieve the Fund's investment objective by investing primarily in:

• dividend-paying common stocks, and
• by writing call options on common stocks and common stock indices.

The Advisor selects common stocks of domestic and foreign issuers, including issuers domiciled in the emerging markets, with market capitalizations of at least $2 billion at the time of purchase by the Fund, that are traded on a U.S. stock exchange. The Advisor combines (1) fundamental analysis and (2) technical analysis to seek total returns with less volatility than equity markets in general.

The Advisor's fundamental process is driven by a return-on-capital framework that provides for quality comparisons of companies across industries, sectors and geography.

The Advisor selects stocks that it believes will produce income from dividends and produce capital appreciation. The Fund also writes single stock options to generate income (although classified as a capital transaction for accounting and tax purposes) and to reduce exposure to stock market price declines, to the extent of the call option premium received. The Advisor selects single-stock options that are typically covered calls, where the strike price and expiration month are determined by the Advisor's fundamental process. The option is "covered" because the Fund owns the stock at the time it sells the option.

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Additionally, the Fund employs hedging strategies in periods of heightened volatility and perceived market risk that include selling stock index call options and buying stock index put options with the aim of providing potential return in a declining market.

The Advisor may sell stocks when a price target is reached, fundamentals have deteriorated, or to adjust the Fund's asset allocation and risk profile. It covers (buys back) call options to adjust the Fund's risk profile.

The Advisor may engage in frequent trading of the Fund’s portfolio in pursuing its strategy for the Fund.

2.	In the “Principal Risks of Investing in the Fund” section of the Fund Summary, “Distribution Policy Risk” is deleted.
3.	The following amends and restates the first paragraph in the “Performance” section of the Fund Summary:

Performance: The Fund acquired all of the assets and liabilities of the Iron Horse Fund, a mutual fund within Northern Lights Funds Trust (the “Predecessor Fund”), in a tax-free reorganization on April 7, 2017. In connection with the reorganization, shares of the Predecessor Fund’s Class A shares and Class I shares were exchanged for Class A shares and Institutional Shares of the Fund, respectively. The Predecessor Fund had been managed by Van Hulzen Asset Management, LLC (“Van Hulzen”) since its inception, and Van Hulzen continued to manage the portfolio for three years following the reorganization as the Fund’s sub-adviser. The Predecessor Fund’s investment objective and strategies were, in all material respects, the same as those of the Fund during that period, and the Predecessor Fund was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund during that period. Effective April 7, 2020, the Advisor assumed sole responsibility for the day-to-day management of the Fund’s portfolio. While the Advisor continues to manage the Fund’s portfolio according to the same investment objective and substantially similar principal investment strategies, the performance shown below reflects Van Hulzen’s management of the Predecessor Fund and the Fund, and may have differed if the Advisor had managed the portfolio for all periods shown.

4.	The following amends and restates the information about the Fund’s management contained in the Fund Summary:

Advisor: Rational Advisors, Inc. (“Rational”) is the Fund’s investment advisor (the “Advisor”).

Portfolio Managers: David Miller, a Senior Portfolio Manager of the Advisor, and Charles Ashley, a Portfolio Manager of the Advisor, are jointly and primarily responsible for the day to day management of the Fund and have served the Fund in this capacity since April 2020.

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5.	The following amends and restates the description of the Fund’s principal investment strategies in the section of the Prospectus entitled “Additional Information About the Funds’ Principal Investment Strategies and Related Risks—Principal Investment Strategies”:

Rational Iron Horse Fund

The Advisor seeks to achieve the Fund's investment objective by investing primarily in:

•	dividend-paying common stocks, and
•	by writing call options on common stocks and common stock indices

The Advisor selects common stocks of domestic and foreign issuers, including issuers domiciled in emerging markets, with market capitalizations of at least $2 billion at the time of purchase by the Fund, that are traded on a U.S. stock exchange. The Advisor combines (1) fundamental analysis and (2) technical analysis to seek total returns with less volatility than equity markets in general.

The Advisor's fundamental process is driven by a return-on-capital framework that provides for quality comparisons of companies across industries, sectors and geography.

The Advisor selects stocks that it believes will produce income from dividends and produce capital appreciation. The Fund also writes single stock options to generate income (although classified as a capital transaction for accounting and tax purposes) and to reduce exposure to stock market price declines, to the extent of the call option premium received. The Advisor selects single-stock options that are typically covered calls, where the strike price and expiration month are determined by the Advisor's fundamental process. The option is "covered" because the Fund owns the stock at the time it sells the option.

Additionally, the Fund employs hedging strategies in periods of heightened volatility and perceived market risk that include selling stock index call options and buying stock index put options with the aim of providing potential return in a declining market.

The Advisor may sell stocks when a price target is reached, fundamentals have deteriorated, or to adjust the Fund's asset allocation and risk profile. It covers (buys back) call options to adjust the Fund's risk profile.

The Advisor may engage in frequent trading of the Fund’s portfolio in pursuing its strategy for the Fund.

6.	In the section of the Prospectus entitled “Additional Information About the Funds’ Principal Investment Strategies and Related Risks—Principal Investment Risks,” the table of risks is amended to remove the entry for “Distribution Policy Risk” with respect to the Fund.
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7.	The following amends and restates information regarding the Fund’s portfolio managers in the section of the Prospectus entitled “Management of the Funds—Portfolio Managers”:

Portfolio Managers of Rational Iron Horse Fund

David Miller and Charles Ashley are jointly and primarily responsible for the day-to-day management of the Fund.

David Miller, Owner and Senior Portfolio Manager of the Advisor since 2016, has served as a Portfolio Manager of the Fund since April 2020. He is also a co-founder and Senior Portfolio Manager of Catalyst Capital Advisors LLC (“Catalyst”) since 2006. Mr. Miller is also responsible for the day-to-day management of several funds managed and sub-advised by Catalyst and its affiliates. Prior to founding Catalyst, Mr. Miller was the CEO of Investment Catalyst, an investment newsletter he founded in 2005, which worked to identify undervalued stocks with a near term catalyst for appreciation.

Charles Ashley, Portfolio Manager of the Advisor since 2017 has served as a Portfolio Manager of the Fund since April 2020. Mr. Ashley joined Catalyst in February 2016 as a senior analyst to provide investment research and assist with the day-to-day management of several mutual funds. Prior to joining the Advisor, he was the Executive Vice President of Absocold Corporation, a privately held white goods manufacturer, since 2013. From 2006 to 2013, he served in various sales and management roles with Absocold Corporation. His previous experience also includes equity sales and equity research at BMO Capital Markets in 2012. Mr. Ashley has an MBA from the University of Michigan Ross School of Business and a B. A. from the Michigan State University Eli Broad College of Business.

8.	In the section of the SAI entitled “Proxy Voting Policy,” “Van Hulzen” is replaced with “Rational” as the responsible party for the Fund.
9.	The following amends and restates the discussion of the Fund’s portfolio managers in the section of the SAI entitled “Advisor and Sub-Advisors,” under “Portfolio Manager Information”:

Rational Iron Horse Fund. David Miller and Charles Ashley are the Fund’s Portfolio Managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Miller’s compensation from the Advisor is based on a percentage of the overall profits of the Advisor. He is also entitled to a portion of the proceeds if the Advisor sells all or a portion of the Advisor's business. He also participates in a pension plan. Mr. Ashley’s compensation from the Advisor is a fixed base salary and a discretionary bonus based on the discretion of the Advisor.

As of December 31, 2019, the number of, and total assets in all registered investment companies (other than the Fund), other pooled investment vehicles, and other accounts overseen by the portfolio managers of the Fund are shown below:

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Rational Iron Horse Fund

Total Other Accounts Managed

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)
David Miller	8	176	0	0	0	0
Charles Ashley	6	95	0	0	0	0

Other Accounts Managed Subject to Performance-Based Fees

Portfolio Manager	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)
David Miller	0	0	0	0	0	0
Charles Ashley	0	0	0	0	0	0

Ownership of Fund Shares

The table below shows the portfolio managers’ fund ownership as of December 31, 2019:

Portfolio Manager	Dollar Range of Equity Securities
David Miller (Rational Iron Horse Fund)	None
Charles Ashley (Rational Iron Horse Fund)	None

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You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus, and SAI, each as amended, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1- 800-253-0412 or by writing to the Fund at 36 North New York Avenue, Huntington, NY 11743.

Please retain this Supplement for future reference.

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